Allowance For Credit Losses (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounting Standards Update and Change in Accounting Principle
The following table illustrates the impact of adoption:

	As of January 1, 2020
	Prior to adoption	As reported on adoption	Impact of adoption
Financial assets, at amortized cost:
Reinsurance recoverables	$3,260.1	$3,258.4	$(1.7)
Total	$3,260.1	3,258.4	(1.7)
Tax effect			0.4
Cumulative effect of adoption			$(1.3)

Reinsurance Recoverable, Allowance for Credit Loss
The following table presents the changes in the CECL allowance for reinsurance recoverables for the year ended December 31, 2020.

Total
Balance, December 31, 2019	$—
Cumulative effect of adoption	1.7
Change in allowance	(0.1)
Balance, December 31, 2020	$1.6